LOANS AND LOANS HELD FOR SALE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
LOANS AND LOANS HELD FOR SALE

NOTE 5. LOANS AND LOANS HELD FOR SALE

Loans are presented net of unearned income of $2.0 million and $1.3 million at September 30, 2014 and December 31, 2013. The following table indicates the composition of the loans as of the dates presented:

(dollars in thousands)	September 30, 2014	December 31, 2013
Commercial
Commercial real estate	$1,691,649	$1,607,756
Commercial and industrial	946,366	842,449
Commercial construction	183,509	143,675

Total Commercial Loans	2,821,524	2,593,880

Consumer
Residential mortgage	491,404	487,092
Home equity	418,659	414,195
Installment and other consumer	66,607	67,883
Consumer construction	2,995	3,149

Total Consumer Loans	979,665	972,319

Total Portfolio Loans	3,801,189	3,566,199
Loans held for sale	3,126	2,136

Total Loans	$3,804,315	$3,568,335

We attempt to limit our exposure to credit risk by diversifying our loan portfolio by segment, collateral and industry and actively managing concentrations. When concentrations exist in certain segments, we mitigate this risk by monitoring the relevant economic indicators and internal risk rating trends and through stress testing of the loans in these segments. Total commercial loans represented 74 percent of total portfolio loans at September 30, 2014 and 73 percent of total portfolio loans at December 31, 2013. Within our commercial portfolio, the commercial real estate, or CRE, and commercial construction portfolios combined comprised 66 percent of total commercial loans and 49 percent of total portfolio loans at September 30, 2014 and 68 percent of total commercial loans and 49 percent of total portfolio loans at December 31, 2013. Further segmentation of the CRE and commercial construction portfolios by industry and collateral type revealed no concentration in excess of nine percent of total loans at either September 30, 2014 or December 31, 2013.

Our market area includes Pennsylvania and the contiguous states of Ohio, West Virginia, New York and Maryland. The majority of our commercial and consumer loans are made to businesses and individuals in this market area resulting in a geographic concentration. We believe our knowledge and familiarity with customers and conditions locally outweighs this geographic concentration risk. The conditions of the local and regional economies are monitored closely through publicly available data as well as information supplied by our customers. Management believes underwriting guidelines, active monitoring of economic conditions and ongoing review by credit administration mitigates the concentration risk present in the loan portfolio. Our CRE and commercial construction portfolios have out of market exposure of 7.7 percent of the combined portfolio and 3.8 percent of total loans at September 30, 2014 and 7.9 percent of the combined portfolio and 3.9 percent of total loans at December 31, 2013.

Troubled debt restructurings, or TDRs, are loans where we, for economic or legal reasons related to a borrower’s financial difficulties, grant a concession to the borrower that we would not otherwise grant. We strive to identify borrowers in financial difficulty early and work with them to modify the terms before their loan reaches nonaccrual status. These modified terms generally include extensions of maturity dates at a stated interest rate lower than the current market rate for a new loan with similar risk characteristics, reductions in contractual interest rates or principal deferment. While unusual, there may be instances of principal forgiveness. These modifications are generally for longer term periods that would not be considered insignificant. Additionally, we classify loans where the debt obligation has been discharged through a Chapter 7 Bankruptcy and not reaffirmed as TDRs.

We individually evaluate all substandard commercial loans that have experienced a forbearance or change in terms agreement, as well as all substandard consumer and residential mortgage loans that entered into an agreement to modify their existing loan to determine if they should be designated as TDRs. All TDRs are considered to be impaired loans and will be reported as impaired loans for the remaining life of the loan, unless the restructuring agreement specifies an interest rate equal to or greater than the rate that would be accepted at the time of the restructuring for a new loan with comparable risk and it is fully expected that the remaining principal and interest will be collected according to the restructured agreement. Further, all impaired loans are reported as nonaccrual loans unless the loan is a TDR that has met the requirements to be returned to accruing status. TDRs can be returned to accruing status if the ultimate collectability of all contractual amounts due, according to the restructured agreement, is not in doubt and there is a period of a minimum of six months of satisfactory payment performance by the borrower either immediately before or after the restructuring.

The following table summarizes the restructured loans as of the dates presented:

	September 30, 2014			December 31, 2013
(dollars in thousands)	Accruing TDRs	Nonaccruing TDRs	Total TDRs	Accruing TDRs	Nonaccruing TDRs	Total TDRs
Commercial real estate	$17,140	$898	$18,038	$19,711	$3,898	$23,609
Commercial and industrial	7,401	1,443	8,844	7,521	1,884	9,405
Commercial construction	6,273	1,869	8,142	5,338	2,708	8,046
Residential mortgage	2,743	486	3,229	2,581	1,356	3,937
Home equity	3,594	223	3,817	3,924	218	4,142
Installment and other consumer	122	10	132	154	3	157

Total	$37,273	$4,929	$42,202	$39,229	$10,067	$49,296

There were five TDRs for $0.5 million returned to accruing status during the three months ended September 30, 2014 and ten TDRs for $2.0 million were returned to accruing status during the nine months ended September 30, 2014. There were no TDRs returned to accruing status during the three months ended September 30, 2013 and one TDR for $0.2 million was returned to accruing status during the nine months ended September 30, 2013.

The following tables present the restructured loans for the three and nine month periods ended September 30, 2014 and September 30, 2013:

	Three Months Ended September 30, 2014				Three Months Ended September 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Principal deferral	1	$487	$475	$(12)	—	$—	$—	$—
Chapter 7 bankruptcy(2)	1	83	83	—	—	—	—	—
Maturity date extension and interest rate reduction	—	—	—	—	2	664	644	(20)
Commercial and industrial
Principal deferral	2	381	366	(15)	1	278	278	—
Residential mortgage
Chapter 7 bankruptcy(2)	2	135	134	(1)	—	—	—	—
Interest rate reduction	—	—	—	—	1	54	54	—
Home equity
Chapter 7 bankruptcy(2)	2	14	14	—	8	772	767	(5)
Maturity date extension and interest rate reduction	2	96	96	—	—	—	—	—
Installment and other consumer
Chapter 7 bankruptcy(2)	2	14	11	(3)	3	17	15	(2)

Total by Concession Type
Principal deferral	3	868	841	(27)	1	278	278	—
Chapter 7 bankruptcy(2)	7	246	242	(4)	11	789	782	(7)
Interest rate reduction	—	—	—	—	1	54	54	—
Maturity date extension and interest rate reduction	2	96	96	—	2	664	644	(20)

Total	12	$1,210	$1,179	$(31)	15	1,785	1,758	(27)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(2)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.

	Nine Months Ended September 30, 2014				Nine Months Ended September 30, 2013
(dollars in thousands)	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment	Number of Loans	Pre- Modification Outstanding Recorded Investment(1)	Post- Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Principal deferral	2	$616	$602	$(14)	3	$1,541	$1,288	$(253)
Maturity date extension and interest rate reduction	—	—	—	—	2	664	644	(20)
Principal forgiveness(3)	—	—	—	—	1	4,339	4,339	—
Chapter 7 bankruptcy(2)	1	83	83	—	7	258	255	(3)
Commercial and industrial
Principal deferral	2	381	366	(15)	2	670	665	(5)
Maturity date extension	—	—	—	—	1	751	751	—
Chapter 7 bankruptcy(2)	1	287	286	(1)	1	3	3	—
Commercial Construction
Maturity date extension	1	1,019	1,019	—	—	—	—	—
Residential mortgage
Principal deferral	—	—	—	—	2	153	153	—
Interest rate reduction	—	—	—	—	1	54	54	—
Chapter 7 bankruptcy(2)	7	464	461	(3)	8	353	344	(9)
Home equity
Principal deferral	—	—	—	—	1	174	45	(129)
Chapter 7 bankruptcy(2)	12	283	265	(18)	31	1,420	1,407	(13)
Maturity date extension and interest rate reduction	2	96	96	—	—	—	—	—
Installment and other consumer
Chapter 7 bankruptcy(2)	3	23	20	(3)	9	90	88	(2)

Total by Concession Type
Principal deferral	4	997	968	(29)	8	2,538	2,151	(387)
Interest rate reduction	—	—	—	—	1	54	54	—
Principal forgiveness(3)	—	—	—	—	1	4,339	4,339	—
Maturity date extension and interest rate reduction	2	96	96	—	2	664	644	(20)
Maturity date extension	1	1,019	1,019	—	1	751	751	—
Chapter 7 bankruptcy(2)	24	1,140	1,115	(25)	56	2,124	2,097	(27)

Total	31	$3,252	$3,198	$(54)	69	$10,470	10,036	(434)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(2)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.
(3)	This loan had debt forgiveness of $0.l million to the customer; however, the loan was previously charged off to a balance below the actual contractual balance.

For the three months ended September 30, 2014, we modified two commercial and industrial, or C&I loans totaling $2.8 million that were not considered to be TDRs. For the nine months ended September 30, 2014, we modified five loans that were not considered to be TDRs, including three C&I, loans for $3.2 million and two CRE loans for $1.2 million. The modifications primarily represented instances where we were adequately compensated through additional collateral or a higher interest rate or there was an insignificant delay in payment. As of September 30, 2014 we have no commitments to lend additional funds on any TDRs.

Defaulted TDRs are defined as loans having a payment default of 90 days or more after the restructuring takes place. The following tables present a summary of TDRs which defaulted during the periods presented that had been restructured within the last twelve months prior to defaulting:

	Defaulted TDRs
	For the Three Months Ended				For the Nine Months Ended
	September 30, 2014		September 30, 2013		September 30, 2014		September 30, 2013
(dollars in thousands)	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment
Commercial real estate	—	$—	1	$75	—	$—	1	$75
Commercial and Industrial	—	—	1	435	—	—	1	435
Commercial construction	—	—	—	—	—	—	—	—
Residential real estate	—	—	4	450	1	72	7	514
Home equity	—	—	1	42	—	—	5	193

Total	—	$—	7	$1,002	1	$72	14	$1,217

The following table is a summary of nonperforming assets as of the dates presented:

	Nonperforming Assets
(dollars in thousands)	September 30, 2014	December 31, 2013
Nonperforming Assets
Nonaccrual loans	$8,573	$12,387
Nonaccrual TDRs	4,929	10,067

Total nonaccrual loans	13,502	22,454
OREO	200	410

Total Nonperforming Assets	$13,702	$22,864

OREO consists of three properties and is included in other assets in the Consolidated Balance Sheets.

NOTE 8. LOANS AND LOANS HELD FOR SALE

Loans are presented net of unearned income of $1.3 million and $0.2 million at December 31, 2013 and 2012. The following table indicates the composition of the loans as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Commercial
Commercial real estate	$1,607,756	$1,452,133
Commercial and industrial	842,449	791,396
Commercial construction	143,675	168,143

Total Commercial Loans	2,593,880	2,411,672

Consumer
Residential mortgage	487,092	427,303
Home equity	414,195	431,335
Installment and other consumer	67,883	73,875
Consumer construction	3,149	2,437

Total Consumer Loans	972,319	934,950

Total Portfolio Loans	3,566,199	3,346,622
Loans held for sale	2,136	22,499

Total Loans	$3,568,335	$3,369,121

As of December 31, 2012 we had $19.3 million in loans held for sale that related to a participation loan for which we had not received funds from the participating banks.

We attempt to limit our exposure to credit risk by diversifying our loan portfolio and actively managing concentrations. When concentrations exist in certain segments, we mitigate this risk by monitoring the relevant economic indicators and internal risk rating trends and through stress testing. Total commercial loans represented 73 percent of total portfolio loans at December 31, 2013 and 72 percent of total portfolio loans at December 31, 2012. Within our commercial portfolio, CRE and commercial construction portfolios combined comprise 68 percent of total commercial loans and 49 percent of total portfolio loans at December 31, 2013 and 67 percent of total commercial loans and 48 percent of total portfolio loans at December 31, 2012. Further segmentation of the CRE and commercial construction portfolios by industry and collateral type reveal no concentration in excess of nine percent of total loans at either December 31, 2013 or December 31, 2012. The majority of both commercial and consumer loans are made to businesses and individuals in Western Pennsylvania resulting in a geographic concentration. The conditions of the local and regional economies are monitored closely through publicly available data as well as information supplied by our customers. Management believes underwriting guidelines, active monitoring of economic conditions and ongoing review by credit administration mitigates the concentration risk present in the loan portfolio. Only the CRE and commercial construction portfolios combined have any significant out-of-state exposure with 23 percent of the combined portfolio and 11 percent of total loans being out-of-state loans at December 31, 2013 and 19 percent of the combined portfolio and nine percent of total loans being out-of-state loans at December 31, 2012. Our CRE and commercial construction portfolios combined out-of-state exposure, excluding the contiguous states of Ohio, West Virginia, New York and Maryland, was 7.9 percent of the combined portfolio and 3.9 percent of total loans at December 31, 2013 and 8.4 percent of the combined portfolio and 4.1 percent of total loans at December 31, 2012.

The following table summarizes the restructured loans as of the dates presented:

	December 31, 2013			December 31, 2012
(dollars in thousands)	Performing TDRs	Nonperforming TDRs	Total TDRs	Performing TDRs	Nonperforming TDRs	Total TDRs
Commercial real estate	$19,711	$3,898	$23,609	$14,220	$9,584	$23,804
Commercial and industrial	7,521	1,884	9,405	8,270	939	9,209
Commercial construction	5,338	2,708	8,046	11,734	5,324	17,058
Residential mortgage	2,581	1,356	3,937	3,078	2,752	5,830
Home equity	3,924	218	4,142	4,195	341	4,536
Installment and other consumer	154	3	157	24	—	24

Total	$39,229	$10,067	$49,296	$41,521	$18,940	$60,461

The following tables present the restructured loans for the 12 months ended December 31:

	2013
(dollars in thousands)	Number of Loans	Pre-Modification Outstanding Recorded Investment(1)	Post-Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Principal deferral	4	$2,772	$2,494	$(278)
Interest rate reduction and maturity date extension	2	664	636	(28)
Principal forgiveness(2)	1	4,339	4,216	(123)
Maturity date extension	1	219	219	—
Chapter 7 bankruptcy(3)	6	227	190	(37)
Commercial and industrial
Principal deferral	2	670	638	(32)
Maturity date extension	1	751	739	(12)
Chapter 7 bankruptcy(3)	1	3	1	(2)
Residential mortgage
Principal deferral	2	153	149	(4)
Interest rate reduction	1	54	54	—
Chapter 7 bankruptcy(3)	8	617	592	(25)
Home equity
Principal deferral	1	174	17	(157)
Chapter 7 bankruptcy(3)	30	1,032	982	(50)
Installment and other consumer
Chapter 7 bankruptcy(3)	11	104	91	(13)

Total by Concession Type
Principal deferral	9	3,769	3,298	(471)
Interest rate reduction	1	54	54	—
Interest rate reduction and maturity date extension	2	664	636	(28)
Principal forgiveness(2)	1	4,339	4,216	(123)
Maturity date extension	2	970	958	(12)
Chapter 7 bankruptcy(3)	56	1,983	1,856	(127)

Total	71	$11,779	$11,018	$(761)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(2)	This loan had debt forgiveness of $0.1 million to the customer; however, the loan was previously charged off to a balance below the actual contractual balance.
(3)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.

	2012
(dollars in thousands)	Number of Loans	Pre-Modification Outstanding Recorded Investment(1)	Post-Modification Outstanding Recorded Investment(1)	Total Difference in Recorded Investment
Commercial real estate
Maturity date extension	3	$704	$693	$(11)
Interest rate reduction	2	1,785	1,768	(17)
Commercial and industrial
Maturity date extension	4	2,825	2,601	(224)
Commercial construction
Maturity date extension	6	2,894	1,874	(1,020)
Residential mortgage
Maturity date extension	1	475	439	(36)
Interest rate reduction	2	67	67	—
Chapter 7 bankruptcy(3)	76	2,349	2,349	—
Home Equity
Discharge of debt	161	4,530	4,530	—
Installment and other consumer
Chapter 7 bankruptcy(3)	5	25	25	—

Total by Concession Type
Maturity date extension	14	6,898	5,607	(1,291)
Interest rate reduction	4	1,852	1,835	(17)
Chapter 7 bankruptcy(3)	242	6,904	6,904	—

Total	260	$15,654	$14,346	$(1,308)

(1)	Excludes loans that were fully paid off or fully charged-off by period end. The pre-modification balance represents the balance outstanding prior to modification. The post-modification balance represents the outstanding balance at period end.
(3)	Chapter 7 bankruptcy loans where the debt has been legally discharged through the bankruptcy court and not reaffirmed.

During 2013, we had $2.0 million of new TDRs related to our consumer portfolio for borrowers who had their debt discharged and not reaffirmed through Chapter 7 bankruptcy compared to $6.9 million in 2012. These loans are almost all reported as accruing TDRs as the borrowers are current on their payments and most had no history of delinquency.

For the year ended December 31, 2013, we modified 11 loans that were not considered to be TDRs, including two CRE loans totaling $1.1 million, six C&I loans totaling $6.4 million, two commercial construction loans totaling $0.6 million and a $0.9 million residential mortgage loan. Modifications primarily represented insignificant delays in the timing of payments, concessions where we were adequately compensated through principal pay downs, fees or additional collateral or we concluded that no concession was granted. As of December 31, 2013, we have no commitments to lend additional funds on any TDRs.

We returned six TDRs to accruing status during the twelve months ended December 31, 2013 totaling $6.9 million. We did not return any TDRs to accruing status during the twelve months ended December 31, 2012.

Defaulted TDRs are loans having a payment default of 90 days or more after the restructuring takes place. The following table is a summary of TDRs which defaulted during the years ended December 31, 2013 and 2012 that had been restructured within the last 12 months prior to defaulting:

	Defaulted TDRs
	For the Year Ended December 31, 2013		For the Year Ended December 31, 2012
(dollars in thousands)	Number of Defaults	Recorded Investment	Number of Defaults	Recorded Investment
Commercial real estate	1	$75	—	$—
Commercial and Industrial	2	438	—	—
Commercial construction	—	—	—	—
Residential real estate	8	607	—	—
Home equity	6	193	—	—

Total	17	$1,313	—	$—

The following table is a summary of nonperforming assets as of the dates presented:

	December 31,
(dollars in thousands)	2013	2012
Nonperforming Assets
Nonaccrual loans	$12,387	$36,018
Nonaccrual TDRs	10,067	18,940

Total nonaccrual loans	22,454	54,958
OREO	410	911

Total Nonperforming Assets	$22,864	$55,869

OREO consists of eight properties and is included in other assets in the Consolidated Balance Sheets. It is our policy to obtain OREO appraisals on an annual basis.

We have granted loans to certain officers and directors of S&T as well as to certain affiliates of the officers and directors in the ordinary course of business. These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated persons and did not involve more than normal risk of collectability.

The following table presents a summary of the aggregate amount of loans to any such persons as of December 31:

(dollars in thousands)	2013	2012
Balance at beginning of year	$36,075	$31,821
New loans	22,534	29,465
Repayments	(34,761)	(25,211)

Balance at End of Year	$23,848	$36,075